SCHEDULE OF INVESTMENTS
Ivy Apollo Multi-Asset Income Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Integrated Telecommunication Services – 1.2%
Verizon Communications, Inc.	71	$3,936

Wireless Telecommunication Service – 0.2%
SBA Communications Corp.	3	831

Total Communication Services - 1.4%		4,767
Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)	1	—

Apparel, Accessories & Luxury Goods – 0.4%
V.F. Corp.	24	1,475

Automobile Manufacturers – 0.6%
Subaru Corp.(C)	90	1,887

Casinos & Gaming – 0.7%
Sands China Ltd.(C)	630	2,483

Education Services – 0.1%
Laureate Education, Inc., Class A(A)	11	107

Hotels, Resorts & Cruise Lines – 0.2%
Studio City International Holdings Ltd. ADR(A)	35	564

Total Consumer Discretionary - 2.0%		6,516
Consumer Staples
Food Distributors – 0.4%
Sysco Corp.	26	1,436

Household Products – 1.1%
Procter & Gamble Co. (The)	32	3,865

Hypermarkets & Super Centers – 0.4%
Wal-Mart Stores, Inc.	12	1,464

Packaged Foods & Meats – 1.8%
Mowi ASA(C)	102	1,942
Nestle S.A., Registered Shares(C)	37	4,069
		6,011

Tobacco – 1.0%
Philip Morris International, Inc.	45	3,187

Total Consumer Staples - 4.7%		15,963
Energy
Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co.(A)(C)	7	69

Integrated Oil & Gas – 1.4%
PJSC LUKOIL ADR(C)	23	1,730
Total S.A.(C)(D)	80	3,096
		4,826

Oil & Gas Equipment & Services – 0.0%
McDermott International, Inc.(A)(B)	4	—

Oil & Gas Exploration & Production – 0.5%
Bellatrix Exploration Ltd.(A)(B)(C)	76	—*
CNOOC Ltd.(C)	1,642	1,842
		1,842

Total Energy - 1.9%		6,737
Financials
Asset Management & Custody Banks – 0.5%
3i Group plc(C)	175	1,798

Consumer Finance – 0.5%
ORIX Corp.(C)	136	1,694

Diversified Banks – 3.6%
Bank of Montreal(C)	37	1,993
BNP Paribas S.A.(C)	73	2,922
DBS Group Holdings Ltd.(C)	127	1,905
ING Groep N.V., Certicaaten Van Aandelen(C)	250	1,745
KeyCorp	148	1,807
PT Bank Mandiri (Persero) Tbk(C)	5,442	1,890
		12,262

Investment Banking & Brokerage – 0.8%
Morgan Stanley	58	2,794

Multi-Line Insurance – 1.5%
Axa S.A.(C)(D)	148	3,106
Zurich Financial Services, Registered Shares(C)	6	2,089
		5,195
Other Diversified Financial Services – 1.0%
Citigroup, Inc.	69	3,531

Property & Casualty Insurance – 0.7%
Tokio Marine Holdings, Inc.(C)	54	2,359

Reinsurance – 0.4%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares(C)	5	1,371

Total Financials - 9.0%		31,004
Health Care
Biotechnology – 1.0%
Amgen, Inc.	15	3,561

Health Care Equipment – 0.5%
Koninklijke Philips Electronics N.V., Ordinary Shares(C)	37	1,712

Health Care Services – 0.9%
CVS Caremark Corp.	47	3,044

Pharmaceuticals – 4.4%
Advanz Pharma Corp.(A)(C)	6	18
AstraZeneca plc(C)	41	4,265
GlaxoSmithKline plc(C)	151	3,051
Roche Holdings AG, Genusscheine(C)	12	4,065

Sanofi-Aventis(C)	33	3,375
		14,774

Total Health Care - 6.8%		23,091
Industrials
Aerospace & Defense – 1.2%
BAE Systems plc(C)	284	1,696
Lockheed Martin Corp.	6	2,262
		3,958
Construction & Engineering – 0.6%
Vinci(C)	22	2,009

Electrical Components & Equipment – 1.7%
Eaton Corp.	26	2,291
Schneider Electric S.A.(C)	32	3,532
		5,823

Total Industrials - 3.5%		11,790
Information Technology
Communications Equipment – 1.3%
Cisco Systems, Inc.	97	4,531

Semiconductors – 2.3%
QUALCOMM, Inc.	31	2,848
Taiwan Semiconductor Manufacturing Co. Ltd.(C)	458	4,891
		7,739

Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co. Ltd.(C)	93	4,118

Total Information Technology - 4.8%		16,388
Materials
Construction Materials – 0.6%
CRH plc(C)	53	1,828

Diversified Chemicals – 0.6%
Eastman Chemical Co.	30	2,108

Diversified Metals & Mining – 0.9%
Anglo American plc(C)	133	3,072

Total Materials - 2.1%		7,008
Real Estate
Diversified Real Estate Activities – 0.7%
CapitaLand Ltd.(C)	94	198
Daibiru Corp.(C)	10	90
Heiwa Real Estate Co. Ltd.(C)	4	117
Henderson Land Development Co. Ltd.(C)	8	32
Mitsubishi Estate Co. Ltd.(C)	36	531
Mitsui Fudosan Co. Ltd.(C)	22	386
New World Development Co. Ltd.(C)	85	401
Nomura Real Estate Holdings, Inc.(C)	11	201
Sun Hung Kai Properties Ltd.(C)	45	578
Tokyu Fudosan Holdings Corp.(C)	20	96
		2,630

Diversified REITs – 0.7%
Dexus(C)	31	202
Empire State Realty Trust, Inc., Class A	28	199
Gecina(C)	3	327
H&R Real Estate Investment Trust(C)	14	103

Land Securities Group plc(C)	38		256
Merlin Properties Socimi S.A.(C)	40		337
Mirvac Group(C)	94		142
Nomura Real Estate Master Fund, Inc.(C)	—	*	299
Star Asia Investment Corp.(C)	—	*	24
Tricon Capital Group, Inc.(C)	12		80
VEREIT, Inc.	65		421
			2,390

Health Care REITs – 0.6%
Healthcare Trust of America, Inc., Class A	17		464
Sabra Health Care REIT, Inc.	6		82
Ventas, Inc.	15		551
Welltower, Inc.	15		801
			1,898

Hotel & Resort REITs – 0.2%
Invincible Investment Corp.(C)	—	*	69
Park Hotels & Resorts, Inc.	14		141
Pebblebrook Hotel Trust	12		160
Sunstone Hotel Investors, Inc.	34		277
			647

Industrial REITs – 1.2%
Cambridge Industrial Trust(C)	119		34
CRE Logistics REIT, Inc.(C)	—	*	59
Duke Realty Corp.	21		756
First Industrial Realty Trust, Inc.	14		543
ITOCHU Advance Logistics Investment Corp.(C)	—	*	206
Mapletree Investments Pte Ltd.(C)	67		139
Mapletree Logistics Trust(C)	61		86
Mitsubishi Estate Logistics REIT Investment Corp.(C)	—	*	99
Mitsui Fudosan Logistics Park, Inc.(C)	—	*	246
ProLogis, Inc.	13		1,214
Safestore Holdings plc(C)	28		257
SEGRO plc(C)	43		480
			4,119

Office REITs – 0.9%
Corporate Office Properties Trust	9		225
Cousins Properties, Inc.(C)	7		222
Derwent London plc(C)	8		287
Douglas Emmett, Inc.	15		454
Global One Corp.(C)	—	*	176
Hibernia REIT plc(C)	90		114
Highwoods Properties, Inc.	3		96
Ichigo Office REIT Investment Corp.(C)	—	*	210
Invesco Office J-REIT, Inc.(C)	1		99
Japan Excellent, Inc.(C)	—	*	182
Japan Real Estate Investment Corp.(C)	—	*	221
Kilroy Realty Corp.	6		354
ORIX JREIT, Inc.(C)	—	*	286
Sankei Real Estate, Inc.(C)	—	*	95
			3,021

Real Estate Development – 0.2%
Cheung Kong (Holdings) Ltd.(C)	89		533
Wharf (Holdings) Ltd. (The)(C)	35		169
			702

Real Estate Operating Companies – 0.9%
Deutsche Wohnen AG(C)	11		472
Entra ASA(C)	31		402

Grainger plc(C)	74		263
Hang Lung Properties Ltd.(C)	80		189
Keihanshin Building Co. Ltd.(C)	9		118
Vonovia SE(C)	25		1,541
			2,985

Residential REITs – 1.6%
American Campus Communities, Inc.	11		368
AvalonBay Communities, Inc.	8		1,244
Camden Property Trust	2		213
Canadian Apartment Properties REIT(C)	21		735
Daiwa Securities Living Investment Corp.(C)	—	*	89
Equity Lifestyle Properties, Inc.	6		404
Equity Residential	7		424
Essex Property Trust, Inc.	2		541
Invitation Homes, Inc.	47		1,288
Irish Residential Properties REIT plc(C)	84		133
Starts Proceed Investment Corp.(C)	—	*	52
			5,491

Retail REITs – 1.1%
Agree Realty Corp.	2		134
First Capital REIT(C)	36		365
Fortune(C)	93		84
Frasers Centrepoint Trust(C)	104		174
Kenedix Retail Corp.(C)	—	*	99
Link (The)(C)	27		225
National Retail Properties, Inc.	11		385
Realty Income Corp.	9		543
Regency Centers Corp.	7		342
Retail Properties of America, Inc.	43		318
Simon Property Group, Inc.	8		521
Urban Edge Properties	5		54
Vicinity Centres(C)	161		161
Weingarten Realty Investors	12		233
			3,638

Specialized REITs – 1.1%
Big Yellow Group plc(C)	18		229
CubeSmart	17		470
Digital Realty Trust, Inc.	7		984
Equinix, Inc.	1		420
Public Storage, Inc.	6		1,243
VICI Properties, Inc.	18		355
			3,701

Total Real Estate - 9.2%			31,222

Utilities
Electric Utilities – 2.6%
E.ON AG(C)	178		2,014
ENEL S.p.A.(C)	506		4,377
Exelon Corp.	70		2,551
			8,942

Multi-Utilities – 0.6%
RWE Aktiengesellschaft(C)	57		2,009

Water Utilities – 0.4%
Guangdong Investment Ltd.(C)	876		1,511

Total Utilities - 3.6%			12,462

TOTAL COMMON STOCKS – 49.0%			$166,948
(Cost: $159,064)

INVESTMENT FUNDS
Registered Investment Companies – 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	11	898

TOTAL INVESTMENT FUNDS – 0.3%		$898
(Cost: $937)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(C)(F)	233	—*

Total Consumer Staples - 0.0%		—*
Energy
Oil & Gas Exploration & Production – 0.4%
Targa Resources Corp., 9.500%(A)(F)	1	1,317

Total Energy - 0.4%		1,317

TOTAL PREFERRED STOCKS – 0.5%		$1,317
(Cost: $1,733)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25(B)(G)	3	—*

TOTAL WARRANTS – 0.0%		$—*
(Cost: $1)

ASSET-BACKED SECURITIES	Principal
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps), 4.719%, 7-15-26 (H)(I)	$600	562
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps), 8.885%, 7-20-28 (I)	650	514
Audax Senior Debt CLO II LLC, Series 2019-2A, Class C (3-Month U.S LIBOR plus 490 bps), 6.811%, 10-22-29 (H)(I)	250	234
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps), 7.548%, 7-23-31 (H)(I)	750	507
GoldenTree Loan Management CLO Ltd., Series 2X, Class D (3-Month EURIBOR plus 285 bps), 2.850%, 1-20-32 (E)(I)	EUR385	379

Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps), 4.491%, 10-25-30 (H)(I)	$1,000	861
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps), 3.834%, 11-13-31 (H)(I)	1,200	938
Rockford Tower CLO Ltd., Series 2019-2A, Class B (3-Month U.S. LIBOR plus 193 bps), 3.625%, 8-20-32 (H)(I)	500	487
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps), 5.035%, 10-20-30 (H)(I)	750	667
Trinitas CLO Ltd., Ser 2019-11A, Class D (3-Month U.S. LIBOR plus 422 bps), 5.439%, 7-15-32 (H)(I)	1,000	990
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps), 7.035%, 7-20-31 (H)(I)	750	558
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps), 5.385%, 1-20-29 (H)(I)	400	343
Venture CDO Ltd., Series 2020-39A, Class D (3-Month U.S. LIBOR plus 425 bps), 5.710%, 4-15-33 (H)(I)	750	707

TOTAL ASSET-BACKED SECURITIES – 2.4%		$7,747
(Cost: $8,890)

CORPORATE DEBT SECURITIES

Communication Services
Advertising – 0.0%
Lamar Media Corp., 4.000%, 2-15-30(H)	101	97

Alternative Carriers – 0.0%
Front Range BidCo, Inc., 4.000%, 3-1-27(H)	120	114

Broadcasting – 0.4%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(H)	822	789
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24	609	565
Globo Comunicacoes e Participacoes S.A., 4.875%, 1-22-30(H)	200	180
Nexstar Escrow Corp., 5.625%, 8-1-24(H)	53	53
Nexstar Escrow, Inc., 5.625%, 7-15-27(H)	30	30
		1,617
Cable & Satellite – 2.4%
Altice Financing S.A., 5.000%, 1-15-28(H)	220	219
Altice France Holding S.A.:
10.500%, 5-15-27(H)	1,706	1,879
6.000%, 2-15-28(H)	1,081	1,021
Altice France S.A.:
7.375%, 5-1-26(H)	722	754
3.375%, 1-15-28(E)(H)	EUR100	106
CCO Holdings LLC and CCO Holdings Capital Corp.:
4.500%, 8-15-30(H)	$351	358
4.500%, 5-1-32(H)	107	108
CSC Holdings LLC:
5.500%, 5-15-26(H)	300	308
5.375%, 2-1-28(H)	186	194
5.750%, 1-15-30(H)	202	211
DISH DBS Corp.:
7.750%, 7-1-26	498	528
7.375%, 7-1-28(H)	96	95
Intelsat Jackson Holdings S.A., 9.500%, 9-30-22(H)(J)	471	523
Quebecor Media, Inc., 5.750%, 1-15-23	228	239
VTR Comunicaciones S.p.A., 5.125%, 1-15-28(H)	386	394
VTR Finance B.V.:
6.875%, 1-15-24(H)	1,066	1,090
6.375%, 7-15-28(H)	591	607
Ziggo B.V., 2.875%, 1-15-30(E)(H)	EUR170	188
		8,822
Integrated Telecommunication Services – 1.8%
Frontier Communications Corp.:
7.125%, 1-15-23(J)	$40	12
6.875%, 1-15-25(J)	942	281
11.000%, 9-15-25(J)	1,409	486
8.500%, 4-1-26(H)(J)	1,762	1,666
8.000%, 4-1-27(H)(J)	1,532	1,555
9.000%, 8-15-31(J)	41	12
Northwest Fiber LLC, 10.750%, 6-1-28(H)	128	133
Telecom Italia S.p.A.(E)	EUR200	219
West Corp., 8.500%, 10-15-25(H)	$2,588	2,058
		6,422
Publishing – 0.1%
MDC Partners, Inc., 6.500%, 5-1-24(H)	478	445

Wireless Telecommunication Service – 0.9%
Digicel Group Ltd., 8.750%, 5-25-24(H)	195	191

Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(H)(K)	114	28
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(H)(K)	87	6
Digicel International Finance Ltd.:
8.750%, 5-25-24(H)	1,676	1,638
8.000%, 12-31-26(H)	78	47
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(H)(K)	99	83
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(K)	710	490
Digicel Ltd., 6.750%, 3-1-23(H)	1,000	515
		2,998
Total Communication Services - 5.6%		20,296
Consumer Discretionary
Apparel Retail – 0.2%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.), 8.750%, 7-15-25(H)	339	334
L Brands, Inc.:
6.875%, 7-1-25(H)	49	51
9.375%, 7-1-25(H)	88	88
William Carter Co. (The), 5.500%, 5-15-25(H)	305	315
		788
Auto Parts & Equipment – 0.0%
Adient U.S. LLC, 9.000%, 4-15-25(H)	82	88

Automobile Manufacturers – 0.1%
Ford Motor Co.:
8.500%, 4-21-23	205	217
9.000%, 4-22-25	205	221
Tesla, Inc. (GTD by SolarCity Corp.), 5.300%, 8-15-25(H)	44	44
		482
Automotive Retail – 0.6%
Allison Transmission, Inc., 5.000%, 10-1-24(H)	136	136
Asbury Automotive Group, Inc.:
4.500%, 3-1-28(H)	326	316
4.750%, 3-1-30(H)	327	319
Carvana Co., 8.875%, 10-1-23(H)	546	548
Lithia Motors, Inc.:
5.250%, 8-1-25(H)	85	85
4.625%, 12-15-27(H)	313	310
Sonic Automotive, Inc., 6.125%, 3-15-27	185	183
		1,897
Casinos & Gaming – 1.2%
Boyd Gaming Corp.:
8.625%, 6-1-25(H)	101	106
4.750%, 12-1-27(H)	324	278
Churchill Downs, Inc., 5.500%, 4-1-27(H)	102	99
Colt Merger Sub, Inc.:
6.250%, 7-1-25(H)	387	384
8.125%, 7-1-27(H)	644	626
Everi Payments, Inc., 7.500%, 12-15-25(H)	565	541
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(H)	426	349

Golden Nugget, Inc., 6.750%, 10-15-24(H)	914	657
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25(H)	139	128
7.000%, 5-15-28(H)	43	35
7.250%, 11-15-29(H)	43	34
Wynn Macau Ltd.:
4.875%, 10-1-24(H)	200	195
5.500%, 10-1-27(H)	409	405
		3,837
Department Stores – 0.0%
Nordstrom, Inc., 8.750%, 5-15-25(H)	41	44

Education Services – 0.2%
Laureate Education, Inc., 8.250%, 5-1-25(H)	730	757

Home Improvement Retail – 0.0%
Beacon Roofing Supply, Inc., 4.500%, 11-15-26(H)	68	67

Homebuilding – 0.2%
K. Hovnanian Enterprises, Inc., 10.500%, 2-15-26(H)	500	430
Lennar Corp., 4.125%, 1-15-22	214	217
		647
Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc., 7.250%, 5-1-25(H)	426	446
Marriott Ownership Resorts, Inc. (GTD by Marriott Vacations Worldwide Corp.), 6.125%, 9-15-25(H)	250	256
NCL Corp. Ltd., 12.250%, 5-15-24(H)	199	208
		910
Leisure Facilities – 0.4%
Cedar Fair Entertainment Co., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.500%, 5-1-25(H)	680	683
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	356	319
Live Nation Entertainment, Inc., 4.750%, 10-15-27(H)	202	174
Six Flags Theme Parks, Inc., 7.000%, 7-1-25(H)	41	42
		1,218
Specialized Consumer Services – 0.1%
Klesia Prevoyance, 5.375%, 12-8-26(E)	EUR200	233
Service Corp. International, 5.125%, 6-1-29	$341	367
		600
Specialty Stores – 0.8%
Party City Holdings, Inc., 6.625%, 8-1-26(H)	299	64
Staples, Inc.:
7.500%, 4-15-26(H)	2,584	2,031

10.750%, 4-15-27(H)	1,117	681
		2,776

Total Consumer Discretionary - 4.1%		14,111
Consumer Staples
Food Distributors – 0.0%
Performance Food Group, Inc., 6.875%, 5-1-25(H)	51	53

Packaged Foods & Meats – 1.8%
JBS USA LLC and JBS USA Finance, Inc., 5.750%, 6-15-25(H)	790	800
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(H)	907	958
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(H)	380	403
5.500%, 1-15-30(H)	427	438
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(H)	153	152
5.875%, 9-30-27(H)	550	550
Post Holdings, Inc.:
5.000%, 8-15-26(H)	220	221
5.750%, 3-1-27(H)	973	1,007
Simmons Foods, Inc.:
7.750%, 1-15-24(H)	274	286
5.750%, 11-1-24(H)	1,182	1,123
		5,938

Total Consumer Staples - 1.8%		5,991
Energy
Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc, 7.250%, 5-15-21(H)	1,000	478
Offshore Drilling Holding S.A., 8.375%, 9-20-20(H)(L)	1,400	324
		802

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(H)	311	152

Oil & Gas Exploration & Production – 1.5%
Bellatrix Exploration Ltd., 8.500%, 9-11-23(J)	177	—
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(J)(K)	193	—
Crownrock L.P., 5.625%, 10-15-25(H)	1,161	1,040
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(H)	438	420
5.750%, 1-30-28(H)	319	306
Endeavor Energy Resources L.P. and EER Finance, Inc., 6.625%, 7-15-25(H)	237	239
EQT Corp., 6.125%, 2-1-25(D)	206	205
Extraction Oil & Gas, Inc., 5.625%, 2-1-26(H)(J)	420	81
Laredo Petroleum, Inc.:
9.500%, 1-15-25	660	456
10.125%, 1-15-28(D)	440	304
Moss Creek Resources Holdings, Inc., 7.500%, 1-15-26(H)	511	255
QEP Resources, Inc.:
5.250%, 5-1-23(D)	210	139
5.625%, 3-1-26	183	116

Sanchez Energy Corp., 7.250%, 2-15-23(H)(J)	111	1
Seven Generations Energy Ltd.:
6.750%, 5-1-23(H)	971	932
5.375%, 9-30-25(H)	419	369
		4,863
Oil & Gas Refining & Marketing – 0.7%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	163	55
6.375%, 7-1-26	218	72
Comstock Escrow Corp., 9.750%, 8-15-26	1,809	1,692
EG Global Finance plc:
4.375%, 2-7-25(E)(H)	EUR169	174
6.250%, 10-30-25(E)(H)	107	117
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(H)(J)	$207	—*
8.000%, 2-15-25(H)(J)	221	—*
7.750%, 5-15-26(H)(J)	323	65
PBF Holding Co. LLC:
9.250%, 5-15-25(H)	135	144
6.000%, 2-15-28(H)	220	183
		2,502

Total Energy - 2.5%		8,319
Financials
Consumer Finance – 0.2%
Alliance Data Systems Corp., 4.750%, 12-15-24(H)	465	419
CURO Group Holdings Corp., 8.250%, 9-1-25(H)	478	382
		801
Diversified Banks – 0.3%
Banco de Bogota S.A., 5.375%, 2-19-23	200	207
Banco de Credito del Peru, 3.125%, 7-1-30(H)	100	99
Bancolombia S.A., 4.625%, 12-18-29	300	283
Skandinaviska Enskilda Banken AB, 1.375%, 10-31-28(E)	EUR100	113
TerraForm Power Operating LLC (GTD by TerraForm Power LLC):
5.000%, 1-31-28(H)	$67	70
4.750%, 1-15-30(H)	341	346
		1,118
Financial Exchanges & Data – 0.3%
Refinitiv U.S. Holdings, Inc., 8.250%, 11-15-26(H)	972	1,053

Insurance Brokers – 1.0%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(H)	818	822
NFP Corp.:
7.000%, 5-15-25(H)	203	213
6.875%, 7-15-25(H)	1,946	1,867
8.000%, 7-15-25(H)	422	413
Vienna Insurance Group AG, 5.500%, 10-9-43(E)	EUR100	124
		3,439
Investment Banking & Brokerage – 0.1%
INTL FCStone, Inc., 8.625%, 6-15-25(H)	$499	521

Life & Health Insurance – 0.5%
Aegon N.V., 4.000%, 4-25-44(E)	EUR200	236
MetLife, Inc.:
9.250%, 4-8-38(H)	$445	617

10.750%, 8-1-39	452	697
		1,550
Multi-line Insurance – 0.0%
La Mondiale SAM, 6.750%, 4-25-44(E)	EUR100	128

Multi-Line Insurance – 0.2%
ASR Nederland N.V., 5.125%, 9-29-45(E)	100	127
Humanis Prevoyance, 5.750%, 10-22-25(E)	300	361
		488
Other Diversified Financial Services – 0.4%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5-1-19(H)(J)(K)	$2,703	1,217

Property & Casualty Insurance – 0.3%
Amwins Group, Inc., 7.750%, 7-1-26(H)	657	690
Hub International Ltd., 7.000%, 5-1-26(H)	229	229
Mapfre S.A., 4.375%, 3-31-47(E)	EUR100	122
		1,041
Specialized Finance – 0.8%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(H)	$809	833
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(H)	1,143	1,162
Galaxy Bidco Ltd., 6.500%, 7-31-26(E)	GBP100	125
NBK Tier 1 Financing (2) Ltd., 4.500%, 5-27-68(H)	$300	284
Techem Verwaltungsgesellschaft 674 mbH, 2.000%, 7-15-25(E)	EUR400	428
		2,832
Thrifts & Mortgage Finance – 0.2%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(H)	$786	735

Total Financials - 4.3%		14,923
Health Care
Health Care Equipment – 0.0%
Hologic, Inc., 4.625%, 2-1-28(H)	132	137

Health Care Facilities – 0.5%
HCA, Inc. (GTD by HCA Holdings, Inc.), 3.500%, 9-1-30	50	48
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(H)	540	551
Surgery Center Holdings, Inc., 10.000%, 4-15-27(H)	924	924
		1,523
Health Care Services – 0.3%
Heartland Dental LLC, 8.500%, 5-1-26(H)	789	714
SYNLAB Bondco plc (3-Month EURIBOR plus 475 bps), 4.492%, 7-1-25(E)(H)(I)	EUR200	224
		938

Health Care Supplies – 0.1%
Catalent Pharma Solutions, Inc., 2.375%, 3-1-28(E)(H)	133	141

Health Care Technology – 0.4%
Verscend Holding Corp., 9.750%, 8-15-26(H)	$1,436	1,547

Pharmaceuticals – 0.5%
Advanz Pharma Corp., 8.000%, 9-6-24	72	66
Bausch Health Cos., Inc.:
9.000%, 12-15-25(H)	153	165
9.250%, 4-1-26(H)	441	478
8.500%, 1-31-27(H)	832	883
Nidda Healthcare Holding AG, 3.500%, 9-30-24(E)(H)	EUR100	110
Par Pharmaceutical, Inc., 7.500%, 4-1-27(H)(L)	$454	466
		2,168

Total Health Care - 1.8%		6,454
Industrials
Aerospace & Defense – 1.8%
Arconic Rolled Products Corp., 6.125%, 2-15-28(H)	88	88
BBA U.S. Holdings, Inc., 4.000%, 3-1-28(H)	308	278
TransDigm UK Holdings plc, 6.875%, 5-15-26	366	340
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24	1,047	1,008
6.500%, 5-15-25	200	187
6.250%, 3-15-26(H)	786	786
6.375%, 6-15-26	202	184
7.500%, 3-15-27	408	392
5.500%, 11-15-27	1,051	917
Wolverine Escrow LLC:
8.500%, 11-15-24(H)	1,167	764
9.000%, 11-15-26(H)	1,703	1,116
13.125%, 11-15-27(H)	128	83
		6,143

Airlines – 0.1%
Mileage Plus Holdings LLC, 6.500%, 6-20-27(H)	465	466

Building Products – 0.0%
JELD-WEN, Inc., 6.250%, 5-15-25(H)	119	123
Standard Industries, Inc., 2.250%, 11-21-26(E)(H)	EUR100	106
		229
Diversified Support Services – 0.1%
Ahern Rentals, Inc., 7.375%, 5-15-23(H)	$665	319
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 3.875%, 11-15-27	50	50
		369

Environmental & Facilities Services – 0.0%
GFL Environmental, Inc.:
4.250%, 6-1-25(H)	11	11
5.125%, 12-15-26(H)	21	22
8.500%, 5-1-27(H)	86	93
Waste Pro USA, Inc., 5.500%, 2-15-26(H)	86	82
		208
Industrial Machinery – 0.1%
Energizer Holdings, Inc., 6.375%, 7-15-26(H)	520	538

Railroads – 0.0%
Lima Metro Line 2 Finance Ltd., 5.875%, 7-5-34(H)	108	127

Security & Alarm Services – 0.2%
Brink’s Co. (The), 4.625%, 10-15-27(H)	77	74
Garda World Security Corp. (GTD by GW Intermediate Corp.), 4.625%, 2-15-27(H)	228	224
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(H)	330	311
		609
Total Industrials - 2.3%		8,689
Information Technology
Application Software – 1.0%
ACI Worldwide, Inc., 5.750%, 8-15-26(H)	16	17
Boxer Parent Co., Inc., 6.500%, 10-2-25(E)(H)	EUR100	116
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23(H)	$1,663	1,592
Orbcomm, Inc., 8.000%, 4-1-24(H)	1,005	955
Riverbed Technology, Inc. and Project Homestake Merger Corp., 8.875%, 3-1-23(H)	905	550
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(H)	120	122
		3,352
Data Processing & Outsourced Services – 0.1%
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25(H)	206	210

Electronic Equipment & Instruments – 0.4%
Itron, Inc., 5.000%, 1-15-26(H)	567	565
NCR Corp.:
8.125%, 4-15-25(H)	165	175
5.750%, 9-1-27(H)	113	113
6.125%, 9-1-29(H)	144	144
Verisure Holding AB (3-Month EURIBOR plus 500 bps), 5.000%, 4-15-25(E)(H)(I)	EUR200	225
		1,222
IT Consulting & Other Services – 0.1%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.), 9.250%, 4-15-25(H)	$103	108
Science Applications International Corp., 4.875%, 4-1-28(H)	371	370
		478
Semiconductors – 0.0%
Entegris, Inc., 4.375%, 4-15-28(H)	51	52

Total Information Technology - 1.6%		5,314
Materials
Aluminum – 0.5%
Constellium N.V.:
5.750%, 5-15-24(H)	1,000	1,000
5.875%, 2-15-26(H)	391	393
Constellium SE, 5.625%, 6-15-28(H)	250	246

Novelis Corp. (GTD by Novelis, Inc.), 4.750%, 1-30-30(H)	176	168
		1,807
Commodity Chemicals – 0.2%
NOVA Chemicals Corp.:
4.875%, 6-1-24(H)	508	474
5.250%, 6-1-27(H)	266	233
		707
Construction Materials – 0.3%
Hillman Group, Inc. (The), 6.375%, 7-15-22(H)	886	818

Gold – 0.0%
AngloGold Ashanti Holdings plc, 6.500%, 4-15-40	120	138
Metal & Glass Containers – 0.2%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(H)(K)	320	317
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc., 4.125%, 8-15-26(H)	27	27
Crown Americas LLC and Crown Americas Capital Corp. IV, 4.500%, 1-15-23	24	24
Crown Americas LLC and Crown Americas Capital Corp. V, 4.250%, 9-30-26	91	93
HudBay Minerals, Inc.:
7.250%, 1-15-23(H)	65	64
7.625%, 1-15-25(H)	98	94
		619
Paper Packaging – 0.2%
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC), 3.500%, 3-15-28(H)	304	301
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7-15-23(H)	60	61
Sealed Air Corp., 4.000%, 12-1-27(H)	211	211
		573
Paper Products – 0.2%
American Greetings Corp., 8.750%, 4-15-25(H)	774	658

Precious Metals & Minerals – 0.1%
Industrias Penoles S.A.B. de C.V., 5.650%, 9-12-49(H)	200	174

Specialty Chemicals – 0.0%
Monitchem Holdco 3 S.A., 5.250%, 3-15-25(E)(H)	EUR100	114

Total Materials - 1.7%		5,608
Real Estate
Diversified Real Estate Activities – 0.1%
Shimao Property Holdings Ltd., 6.375%, 10-15-21	$200	207

Real Estate Development – 0.1%
Country Garden Holdings Co. Ltd.:

7.250%, 4-4-21	200	201
7.250%, 4-8-26	200	217
		418

Total Real Estate - 0.2%		625
Utilities
Electric Utilities – 0.1%
Israel Electric Corp. Ltd., 5.000%, 11-12-24	200	224

Multi-Utilities – 0.0%
Grupo Energia Bogota S.A. E.S.P., 4.875%, 5-15-30(H)	200	210

Renewable Electricity – 0.5%
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.), 6.000%, 4-15-25(H)	1,188	1,244
NRG Yield Operating LLC, 5.000%, 9-15-26	366	371
		1,615
Total Utilities - 0.6%		2,049

TOTAL CORPORATE DEBT SECURITIES – 26.5%		$92,598
(Cost: $103,427)

MORTGAGE-BACKED SECURITIES
Other Mortgage-Backed Securities - 1.7%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps), 7.219%, 10-15-27(H)(I)	700	579
ALM Loan Funding XIX LLC, Series 2015-16A, Class D (3-Month U.S. LIBOR plus 510 bps), 6.319%, 7-15-27(H)(I)	250	217
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps), 4.285%, 4-15-35(H)(I)	600	422
Diameter Credit Funding II Ltd., Series 2019-2A, Class A, 3.940%, 1-25-38(H)	1,000	997
Diameter Credit Funding II Ltd., Series 2019-2A, Class B, 4.540%, 1-25-38(H)	500	499
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class C (3-Month U.S. LIBOR plus 250 bps), 4.080%, 4-15-33(H)(I)	250	243
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class D (3-Month U.S. LIBOR plus 350 bps), 5.080%, 4-15-33(H)(I)	250	232
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E (3-Month U.S. LIBOR plus 645 bps), 8.030%, 4-15-33(H)(I)	250	211
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps), 6.437%, 1-28-30(H)(I)	250	207

PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps), 3.035%, 2-25-23(H)(I)	2,100	2,058
		5,665

TOTAL MORTGAGE-BACKED SECURITIES – 1.7%		$5,665
(Cost: $6,143)

OTHER GOVERNMENT SECURITIES(M)
Uruguay - 0.0%
Republica Orient Uruguay, 4.975%, 4-20-55	100	128

TOTAL OTHER GOVERNMENT SECURITIES – 0.0%		$128
(Cost: $128)

LOANS(I)
Communication Services
Advertising – 0.5%
ABG Intermediate Holdings 2 LLC (ICE LIBOR plus 350 bps), 3.678%, 9-29-24	198	184
Advantage Sales & Marketing, Inc., 0.000%, 7-25-21(N)	559	510
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps):
3.558%, 7-25-21	122	112
4.250%, 7-25-21	419	381
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.500%, 7-25-22	438	360
		1,547
Alternative Carriers – 0.1%
Front Range BidCo, Inc. (ICE LIBOR plus 300 bps), 3.178%, 3-9-27	249	236
Level 3 Parent LLC (ICE LIBOR plus 175 bps), 1.928%, 3-1-27	189	178
		414
Broadcasting – 0.5%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 4.260%, 8-1-26	978	884
Nexstar Broadcasting, Inc. (3-Month ICE LIBOR plus 275 bps), 2.923%, 9-19-26	240	228
Sinclair Television Group, Inc. (ICE LIBOR plus 250 bps), 2.690%, 9-30-26	248	236
		1,348
Cable & Satellite – 1.0%
CSC Holdings LLC (ICE LIBOR plus 225 bps), 2.435%, 7-17-25	276	261
Intelsat Jackson Holdings S.A., 0.000%, 7-13-21(N)	224	226
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 375 bps), 8.000%, 11-27-23(J)	1,013	1,006
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 550 bps), 6.500%, 7-13-21	216	219

UPC Broadband Holding B.V. (3-Month EURIBOR plus 250 bps), 2.500%, 4-30-29(E)	EUR500	544
Ziggo B.V. (3-Month EURIBOR plus 300 bps), 3.000%, 1-31-29(E)	500	542
		2,798
Integrated Telecommunication Services – 1.6%
CenturyLink, Inc. (3-Month ICE LIBOR plus 225 bps), 2.428%, 3-15-27	$535	503
CenturyLink, Inc. (ICE LIBOR plus 200 bps), 2.178%, 1-31-25	444	423
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps), 3.250%, 5-15-26(E)	EUR153	167
Frontier Communications Corp., 0.000%, 3-15-24(N)	$882	855
Frontier Communications Corp. (ICE LIBOR plus 375 bps):
5.350%, 6-15-24(J)	494	480
6.000%, 6-15-24(J)	2	2
Northwest Fiber LLC (ICE LIBOR plus 550 bps):
5.673%, 5-1-27(B)	798	791
5.674%, 5-1-27(B)	154	152
Telenet Financing USD LLC (ICE LIBOR plus 200 bps), 2.185%, 4-30-28	250	235
Telenet International Finance S.a.r.l. (6-Month EURIBOR plus 225 bps), 2.250%, 4-30-29(E)	EUR250	273
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	$1,850	1,572
		5,453
Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 425 bps), 4.444%, 8-31-25	386	371

Wireless Telecommunication Service – 0.3%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.800%, 5-27-24	431	360
Iridium Satellite LLC (ICE LIBOR plus 375 bps), 4.750%, 11-4-26	249	244
T-Mobile USA, Inc. (ICE LIBOR plus 300 bps), 3.178%, 4-1-27	250	250
		854
Total Communication Services - 4.1%		12,785
Consumer Discretionary
Apparel Retail – 0.3%
Speedster Bidco GmbH (3-Month EURIBOR plus 325 bps), 3.250%, 2-14-27(E)	EUR250	265
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 8.000%, 11-28-22	$632	508
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(J)	131	57
		830

Automotive Retail – 0.2%
Belron Finance U.S. LLC (ICE LIBOR plus 250 bps), 3.260%, 11-7-26	249	239
EG Finco Ltd. (3-Month EURIBOR plus 400 bps), 4.000%, 2-5-25(E)	EUR497	522
		761
Casinos & Gaming – 0.4%
Caesars Resort Collection LLC, 0.000%, 6-19-25(N)	$250	235
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps), 5.435%, 11-9-20	800	794
GVC Holdings plc (ICE LIBOR plus 225 bps), 3.308%, 3-16-24	244	236
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps), 3.750%, 10-19-23	88	84
		1,349
Hotels, Resorts & Cruise Lines – 0.3%
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps), 7.006%, 7-9-20	926	925
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps), 5.185%, 8-9-20	150	150
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps), 6.322%, 6-8-25	196	182
		1,257
Housewares & Specialties – 0.2%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 5.000%, 5-15-23	697	662

Leisure Facilities – 0.2%
Alterra Mountain Co. (ICE LIBOR plus 450 bps), 5.500%, 5-13-26(B)	249	244
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.308%, 1-6-27	547	482
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 12-30-26(B)	136	136
		862
Restaurants – 0.0%
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps), 9.572%, 8-30-26(J)	298	167
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.500%, 4-18-25	572	11
		178
Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps), 6.678%, 8-4-25	666	661
frontdoor, Inc. (ICE LIBOR plus 250 bps), 2.688%, 8-16-25	246	238
		899

Specialty Stores – 0.7%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps), 5.000%, 7-2-22	453	362
Academy Sports + Outdoors (ICE LIBOR plus 500 bps), 0.000%, 7-2-22(N)	108	86
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.000%, 10-16-23	701	423
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 10.250%, 5-21-24	671	235
Party City Holdings, Inc. (ICE LIBOR plus 250 bps):
3.250%, 8-19-22	9	4
4.100%, 8-19-22	261	124
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps), 4.250%, 1-26-23	478	388
Staples, Inc. (ICE LIBOR plus 500 bps), 5.687%, 4-12-26	922	790
		2,412
Textiles – 0.2%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 5.322%, 6-15-25	691	643

Tires & Rubber – 0.1%
Wheel Pros, Inc. (ICE LIBOR plus 475 bps), 5.822%, 4-4-25	146	132
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps), 4.928%, 4-4-25	99	89
		221
Total Consumer Discretionary - 2.9%		10,074
Consumer Staples
Packaged Foods & Meats – 0.2%
Froneri U.S., Inc. (ICE LIBOR plus 225 bps), 2.428%, 1-30-27	500	469
Upfield B.V. (3-Month EURIBOR plus 350 bps), 3.500%, 7-2-25(E)	EUR250	267
		736
Total Consumer Staples - 0.2%		736
Energy
Coal & Consumable Fuels – 0.3%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 7.363%, 3-28-22(J)	$1,168	70
Foresight Energy LLC (ICE LIBOR plus 800 bps), 8.300%, 6-29-27	263	263
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22(B)	118	106
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(B)(K)	512	307
		746
Oil & Gas Drilling – 0.1%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps), 7.750%, 2-28-23	490	231

Oil & Gas Equipment & Services – 0.1%
ChampionX Holding, Inc. (ICE LIBOR plus 500 bps), 6.000%, 6-1-27(B)	386	379

Oil & Gas Exploration & Production – 0.0%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps), 11.375%, 12-31-21	435	20
California Resources Corp. (ICE LIBOR plus 475 bps), 5.750%, 12-31-22	323	110
		130
Oil & Gas Refining & Marketing – 0.1%
EG America LLC (ICE LIBOR plus 400 bps), 5.072%, 2-5-25	290	272

Oil & Gas Storage & Transportation – 0.2%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.370%, 3-1-26	900	687
Oryx Midstream Holdings LLC (ICE LIBOR plus 400 bps), 4.178%, 5-22-26	60	53
		740
Total Energy - 0.8%		2,498
Financials
Asset Management & Custody Banks – 0.3%
Deerfield Dakota Holding LLC (ICE LIBOR plus 375 bps), 4.750%, 3-5-27	250	243
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.930%, 7-20-26	689	626
HarbourVest Partners LLC (ICE LIBOR plus 225 bps), 2.565%, 3-1-25	202	193
		1,062
Financial Exchanges & Data – 0.1%
Refinitiv U.S. Holdings, Inc. (3-Month EURIBOR plus 400 bps), 3.250%, 10-1-25(E)	EUR138	151

Insurance Brokers – 0.1%
AssuredPartners, Inc. (ICE LIBOR plus 350 bps), 3.678%, 2-13-27	$249	238

Investment Banking & Brokerage – 0.2%
ION Trading Finance Ltd. (3-Month EURIBOR plus 325 bps), 4.250%, 11-21-24(E)	EUR249	268
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps), 5.072%, 11-21-24	$276	264
		532
Multi-Sector Holdings – 0.1%
THG Operations Holdings Ltd. (3-Month EURIBOR plus 450 bps), 4.500%, 12-10-26(E)	EUR250	275

Other Diversified Financial Services – 0.2%
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps), 5.072%, 12-3-22	$368	358
AqGen Ascensus, Inc. (ICE LIBOR plus 425 bps), 5.322%, 12-3-22(B)	213	206
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.250%, 7-20-20	12	12
3.500%, 7-20-20	7	7
		583
Property & Casualty Insurance – 0.5%
Alera Group Intermediate Holdings, Inc. (3-Month ICE LIBOR plus 450 bps), 5.072%, 8-1-25(B)	249	238
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.678%, 2-28-25	1,490	1,285
		1,523
Specialized Finance – 0.2%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	893	572
MA FinanceCo. LLC (ICE LIBOR plus 275 bps), 2.678%, 6-21-24	43	40
		612
Total Financials - 1.7%		4,976
Health Care
Biotechnology – 0.1%
Grifols S.A. (3-Month EURIBOR plus 225 bps), 2.250%, 11-15-27(E)	EUR249	273

Health Care Equipment – 0.2%
Exactech, Inc. (ICE LIBOR plus 375 bps), 4.750%, 2-14-25	$244	209
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps), 10.675%, 10-1-25	107	75
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps), 5.750%, 8-28-22	243	217
		501
Health Care Facilities – 0.1%
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps), 5.386%, 5-15-25	138	107
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	154	135
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps), 9.000%, 8-31-24	49	49
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps), 3.750%, 2-6-24	185	141
		432
Health Care Services – 1.2%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps), 5.844%, 4-4-25(B)(E)	GBP500	564
Hanger, Inc. (ICE LIBOR plus 350 bps), 3.678%, 3-6-25	$244	232
Heartland Dental LLC, 0.000%, 4-30-25(N)	87	78

Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.678%, 4-30-25	1,009	895
LifePoint Health, Inc. (ICE LIBOR plus 375 bps), 3.928%, 11-16-25	353	330
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
5.322%, 3-9-25(B)	165	152
5.322%, 3-17-25(B)	43	39
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.178%, 6-26-26	1,566	1,503
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps), 3.000%, 7-9-26(E)	EUR250	272
		4,065
Health Care Technology – 0.3%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps), 5.000%, 10-20-23	$338	316
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 4.678%, 8-27-25	587	566
		882
Life Sciences Tools & Services – 0.0%
Syneos Health, Inc. (ICE LIBOR plus 200 bps), 1.928%, 8-1-24(B)	124	119

Pharmaceuticals – 0.5%
Advanz Pharma Corp. Ltd., 0.000%, 9-6-24(N)	39	36
Albany Molecular Research, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	243	235
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps), 3.688%, 5-4-25	492	449
Concordia International Corp. (ICE LIBOR plus 550 bps), 6.500%, 9-6-24	193	178
Elanco Animal Health, Inc., 0.000%, 2-4-27(N)	250	238
Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps), 5.000%, 4-27-24	103	97
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 350 bps), 3.500%, 8-21-26(E)	EUR250	269
		1,502
Total Health Care - 2.4%		7,774
Industrials
Aerospace & Defense – 0.2%
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 475 bps):
4.975%, 11-1-26	$21	20
5.058%, 11-1-26	135	130
TransDigm, Inc. (ICE LIBOR plus 225 bps), 2.428%, 12-31-25	248	223
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps), 5.750%, 9-8-23(B)	337	249
		622

Airlines – 0.3%
Delta Air Lines, Inc. (ICE LIBOR plus 475 bps), 5.510%, 4-27-23	250	245
Loire Finco Luxembourg S.a.r.l. (ICE LIBOR plus 350 bps), 3.678%, 3-13-27	500	479
Mileage Plus Holdings LLC, 0.000%, 6-25-27(N)	250	248
		972
Building Products – 0.2%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps), 4.250%, 7-31-22	530	515

Construction & Engineering – 0.2%
McDermott Technology Americas, Inc., 0.000%, 10-21-20(N)	69	69
McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps):
0.000%, 5-10-25(J)(N)	472	162
9.250%, 5-10-25(J)	940	322
McDermott Technology Americas, Inc. (ICE LIBOR plus 900 bps), 10.000%, 10-21-20	239	237
		790
Diversified Support Services – 0.1%
Creative Artists Agency LLC (ICE LIBOR plus 375 bps), 3.928%, 11-26-26	62	59
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps), 1.928%, 10-31-25	246	237
		296
Electrical Components & Equipment – 0.2%
Gopher Sub, Inc. (ICE LIBOR plus 300 bps), 3.750%, 1-29-25	249	236
Vertiv Group Corp. (ICE LIBOR plus 300 bps), 3.183%, 3-2-27	249	235
		471
Environmental & Facilities Services – 0.1%
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps), 4.750%, 11-1-24	244	158
U.S. Ecology, Inc. (ICE LIBOR plus 250 bps), 2.678%, 11-1-26(B)	17	17
		175
Human Resource & Employment Services – 0.1%
Fastball Mergersub LLC (ICE LIBOR plus 350 bps), 4.572%, 1-31-27	221	205

Industrial Conglomerates – 0.3%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 6.500%, 10-20-22(B)	1,082	1,045
PAE Holding Corp. (ICE LIBOR plus 950 bps), 10.500%, 10-20-23(B)	59	57
		1,102
Industrial Machinery – 0.4%
Form Technologies LLC (ICE LIBOR plus 325 bps), 4.700%, 1-28-22	347	281

Form Technologies LLC (ICE LIBOR plus 850 bps), 9.500%, 1-30-23	1,089	595
Ingersoll-Rand Services Co. (ICE LIBOR plus 175 bps), 1.928%, 2-28-27	249	237
		1,113
Research & Consulting Services – 0.1%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps), 5.680%, 6-8-25(B)	178	148
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps), 4.678%, 5-1-25	248	239
		387
Security & Alarm Services – 0.0%
Garda World Security Corp. (ICE LIBOR plus 475 bps), 4.930%, 10-30-26	164	161

Total Industrials - 2.2%		6,809
Information Technology
Application Software – 1.2%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 8.000%, 9-19-25	334	332
Cornerstone OnDemand, Inc. (ICE LIBOR plus 425 bps), 5.348%, 4-22-27	250	246
ION Corporate Solutions Finance S.a.r.l. (1-Month EURIBOR plus 425 bps), 4.250%, 10-24-25(E)	EUR348	375
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps), 8.000%, 5-15-23(B)	$81	79
Mitchell International, Inc. (ICE LIBOR plus 725 bps), 7.428%, 11-30-25	208	184
Riverbed Technology, Inc. (ICE LIBOR plus 325 bps), 4.250%, 4-24-22	1,179	1,000
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps), 2.678%, 6-21-24	290	270
SS&C Technologies, Inc. (ICE LIBOR plus 175 bps), 1.928%, 4-16-25	497	474
Ultimate Software Group, Inc. (The):
0.000%, 5-3-26(N)	442	436
0.000%, 5-3-27(N)	102	103
VF Holding Corp. (ICE LIBOR plus 325 bps), 3.428%, 7-2-25	281	264
VS Buyer LLC (3-Month ICE LIBOR plus 325 bps), 3.428%, 3-2-27	249	240
		4,003
Communications Equipment – 0.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.678%, 11-30-25	912	741
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.928%, 11-30-26	470	241
		982

Data Processing & Outsourced Services – 0.6%
Cardtronics USA, Inc., 0.000%, 6-24-27(B)(N)	347		340
CommerceHub, Inc. (ICE LIBOR plus 375 bps), 3.678%, 5-21-25(B)	527		503
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	570		199
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 3.630%, 5-1-24	795		598
Navicure, Inc. (ICE LIBOR plus 400 bps), 4.178%, 10-22-26(B)	285		272
Output Services Group, Inc. (ICE LIBOR plus 425 bps), 4.863%, 3-27-24	244		171
Sedgwick Claims Management Services, Inc. (ICE LIBOR plus 400 bps), 4.178%, 9-4-26	248		237
			2,320
Internet Services & Infrastructure – 0.2%
Informatica LLC, 7.125%, 2-14-25	594		593

IT Consulting & Other Services – 0.0%
Science Applications International Corp. (ICE LIBOR plus 225 bps), 2.428%, 3-13-27	—	*	—

Systems Software – 0.4%
DCert Buyer, Inc. (ICE LIBOR plus 400 bps), 4.178%, 10-16-26	499		481
Park Place Technologies LLC (ICE LIBOR plus 400 bps), 5.000%, 3-29-25	245		234
Surf Holdings LLC (ICE LIBOR plus 350 bps), 3.827%, 3-5-27	500		478
			1,193

Total Information Technology - 2.7%			9,091
Materials
Construction Materials – 0.2%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps), 6.250%, 4-5-24	169		120
Hillman Group, Inc. (The), 0.000%, 5-31-25(N)	103		96
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 5.072%, 5-31-25	843		788
			1,004
Paper Packaging – 0.0%
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps), 4.558%, 7-28-24	1		1

Specialty Chemicals – 0.2%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps), 5.478%, 7-28-24	344		311

Diamond BC B.V., 0.000%, 9-6-24(B)(N)	250	244
		555
Total Materials - 0.4%		1,560
Real Estate
Retail REITs – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps), 7.000%, 1-1-22	812	820

Total Real Estate - 0.2%		820
Utilities
Multi-Utilities – 0.1%
Pacific Gas and Electric Co. (ICE LIBOR plus 225 bps), 5.500%, 5-25-21	250	245

Total Utilities - 0.1%		245

TOTAL LOANS – 17.7%		$57,368
(Cost: $66,433)

SHORT-TERM SECURITIES	Shares
Money Market Funds (P) - 3.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(O)	6,966	6,966
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	5,287	5,287
		12,253

TOTAL SHORT-TERM SECURITIES – 3.6%		$12,253
(Cost: $12,253)

TOTAL INVESTMENT SECURITIES – 101.7%		$344,922
(Cost: $359,009)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7)%		(5,692)

NET ASSETS – 100.0%		$339,230

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Securities whose value was determined using significant unobservable inputs.
(C)	Listed on an exchange outside the United States.
(D)	All or a portion of securities with an aggregate value of $6,389 are on loan.
(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).
(F)	Restricted securities. At June 30, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Pinnacle Agriculture Enterprises LLC	3-10-17	233	$106	$–
Targa Resources Corp., 9.500%	10-24-17	1	1,414	1,317
			$1,520	$1,317

The total value of these securities represented 0.4% of net assets at June 30, 2020.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $89,871 or 26.0% of net assets.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(J)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(K)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(L)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(O)	Investment made with cash collateral received from securities on loan.
(P)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following forward foreign currency contracts were outstanding at June 30, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	680	U.S. Dollar	841	9-30-20	JPMorgan Securities LLC	$—	$2
Euro	2,610	U.S. Dollar	2,928	9-30-20	JPMorgan Securities LLC	—	11
Euro	5,072	U.S. Dollar	6,571	9-30-21	JPMorgan Securities LLC	811	—
						$811	$13

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,767	$—	$—
Consumer Discretionary	2,146	4,370	—
Consumer Staples	9,952	6,011	—
Energy	—	6,737	—	*
Financials	10,125	20,879	—
Health Care	8,317	14,774	—
Industrials	4,553	7,237	—
Information Technology	7,379	9,009	—
Materials	2,108	4,900	—

Real Estate	19,261	11,961	—
Utilities	2,551	9,911	—
Total Common Stocks	$71,159	$95,789	$—	*
Investment Funds	898	—	—
Preferred Stocks	—	1,317	—	*
Warrants	—	—	—	*
Asset-Backed Securities	—	7,747	—
Corporate Debt Securities	—	92,598	—
Mortgage-Backed Securities	—	5,665	—
Other Government Securities	—	128	—
Loans	—	50,981	6,387
Short-Term Securities	12,253	—	—
Total	$84,310	$254,225	$6,387
Forward Foreign Currency Contracts	$—	$811	$—

Liabilities
Forward Foreign Currency Contracts	$—	$13	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants		Loans
Beginning Balance 10-1-19	$-	$9	$-	*	$4,842
Net realized gain (loss)	-	-	-		(70)
Net change in unrealized appreciation (depreciation)	(23)	(9)	-		(222)
Purchases	-	-	-		2,850
Sales	-	-	-		(1,117)
Amortization/Accretion of premium/discount	-	-	-		(33)
Transfers into Level 3 during the period	23	-	-		3,196
Transfers out of Level 3 during the period	-	-	-	*	(3,059)
Ending Balance 6-30-20	$- *	$- *	$-	*	$6,387
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-20	$(23)	$(9)	$-		$42

Information about Level 3 fair value measurements:

	Fair Value at 6-30-20	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$-*	Market approach	No market color	N/A
Preferred Stocks	-*	Transaction	Price	$0
Warrants	-*	Third-party valuation service	Broker quote	N/A
Loans	6,387	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$359,009

Gross unrealized appreciation	21,996

Gross unrealized depreciation	(36,083)

Net unrealized depreciation	$(14,087)